Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) - PSU	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance	656,599	717,564
Granted	220,260	207,220
Dividend equivalent participation		10,304
Paid	(218,615)	(275,439)
Forfeited	(2,517)	(3,050)
Ending balance	655,727	656,599